Document and Entity Information In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 27, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	EMERA INC
Entity Central Index Key	0001127248
Document Type	40-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		122.95